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                                [GRAPHIC OMITTED]
                                CASH PRESERVATION
                                   PORTFOLIOS


                             MONEY MARKET PORTFOLIO
                                       AND
                             MUNICIPAL MONEY MARKET
                                    PORTFOLIO



                                  Annual Report
                                 August 31, 1999

-------------------------------------------------------------------------------

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT

     One year ago, economic and financial crises around the world threatened the continuation of the eight-year expansion of the U.S. economy. With the assistance, however, of lower interest rates, low inflation and a consumer driven spending spree, the U.S. economy moved ahead at a brisk pace through August of 1999. First quarter gross domestic product (GDP) grew by 4.5%, and while the second quarter slipped to 1.6%, estimates for the third quarter range as high as 5%. During the same period, price and wage pressures remained tame. The GDP deflator reported a 1.4% increase through the first half of the year, and consumer and wholesale prices for August showed moderate 2.3% increases on a year-over-year basis. Energy costs, in particular, accounted for most of the increases in CPI and PPI, as the price of oil reached $25 a barrel.

     With the threat of global turmoil behind them, the Federal Reserve began to rescind its three monetary policy easings effected last fall. Twice in the last three months, the Fed raised short-term interest rates by a quarter point. The current federal funds rate of 5.25% should, according to the Fed, "markedly diminish the risk of rising inflation."

     The Fed's tightenings had an immediate impact on the taxable money markets. Overnight rates increased commensurate with the Fed's moves, while longer-dated securities with maturities out to one year experienced larger gains. The result was a steeper yield curve with yields on one-year obligations exceeding 6%. The Y2K factor also came into play this year. Investments into January, 2000 often carried incentives of 40-50 basis points versus December, 1999 maturities, as investors sought extra liquidity for year-end uncertainties. The U.S. Treasury and agency yield curves also steepened and the spreads widened between the two sectors. The Money Market Portfolio maintained moderately extended maturities for most of the year as the market tended to overvalue the magnitude of future Fed tightenings. This allowed the portfolios to maintain a longer positioning, even in an environment of rising rates. On August 31, the Money Market Portfolio had assets of $2,739,120,331.

     The municipal money market also experienced the effects of the Fed's efforts to slow the economy to a more sustainable pace. One-year municipal notes rose to a 3.65% yield at the end of August versus yields under 3% early in 1999. Variable rate obligations, with one and seven-day puts used for liquidity, continued their pattern of trading in a range between 3-4% for most of the year. Strong investor demand easily absorbed all new issuance during the period. While total municipal money fund assets declined slightly to $193 billion on August 31, that was up from $175 billion a year ago. On August 31, assets in the Municipal Money Market Portfolio stood at $265,031,464.

     The Fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While year 2000 issues could have a negative effect on the Fund, the Fund's investment adviser is currently working to avoid such problems. The
Fund's investment adviser is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

                              BlackRock  Institutional   Management  Corporation
                              (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market and Municipal Money Market Portfolios, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1999

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
CERTIFICATES OF DEPOSIT--14.6%
DOMESTIC CERTIFICATES OF DEPOSIT--7.1%
First National Bank of Chicago
   5.230% 10/20/99 .......................           $ 60,000     $   60,001,246
   6.060% 08/14/00 .......................             15,000         14,992,908
   4.980% 01/06/00 .......................             50,000         49,996,642
Key Bank N.A.
   5.705% 07/12/00 .......................             10,000          9,998,760
Wilmington Trust Co.
   5.060% 10/20/99 .......................             25,000         25,000,000
   5.530% 01/12/00 .......................             20,000         20,000,000
   5.070% 01/14/00 .......................             14,400         14,400,000
                                                                  --------------
                                                                     194,389,556
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--7.5%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 .......................             30,000         29,999,413
   5.120% 02/23/00 .......................             22,300         22,294,773
   5.180% 03/15/00 .......................             29,700         29,699,785
   5.180% 03/16/00 .......................             25,000         24,996,102
National Westminster Bank
   4.980% 01/10/00 .......................             15,000         14,998,961
   5.280% 04/03/00 .......................             25,000         24,996,849
Svenska Handelsbanken, Inc.
   5.178% 03/16/00 .......................             25,000         24,993,829
Toronto Dominion NY
   5.000% 01/05/00 .......................             15,000         14,999,500
   5.100% 02/22/00 .......................             20,000         19,996,325
                                                                  --------------
                                                                     206,975,537
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $401,364,726) ...............                           401,365,093
                                                                  --------------
COMMERCIAL PAPER--56.6%
AGRICULTURAL SERVICES--2.1%
Cargill Global Funding PLC 4-2
   5.420% 01/19/00 .......................             25,000         24,473,056
   5.420% 01/28/00 .......................             35,000         34,214,853
                                                                  --------------
                                                                      58,687,909
                                                                  --------------

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
AIRCRAFT ENGINES & PARTS--3.8%
Allied Signal, Inc. 4-2
   4.920% 09/10/99 .......................           $ 25,000     $   24,969,250
   5.200% 10/08/99 .......................             35,000         34,812,944
   5.250% 02/15/00 .......................             25,000         24,391,146
   5.250% 02/28/00 .......................             20,000         19,475,000
                                                                  --------------
                                                                     103,648,340
                                                                  --------------
ASSET BACKED SECURITIES--19.8%
Barton Capital Corp. 4-2
   5.140% 09/10/99 .......................             66,110         66,025,049
Delaware Funding Corp. 4-2
   5.120% 09/10/99 .......................             61,700         61,621,024
Enterprise Funding Corp. 4-2
   5.270% 09/20/99 .......................             10,750         10,720,100
   5.230% 10/13/99 .......................              5,616          5,581,733
Moriarty L.L.C. 4-2
   5.300% 09/07/99 .......................             20,000         19,982,333
   5.330% 10/25/99 .......................             60,000         59,520,300
Moriarty Ltd. 4-2
   5.140% 09/15/99 .......................             40,000         39,920,044
   5.180% 10/12/99 .......................             20,000         19,882,011
Sigma Finance, Inc. 4-2
   5.210% 10/28/99 .......................             25,000         24,793,771
   5.410% 11/04/99 .......................             28,256         27,984,240
   5.400% 11/08/99 .......................             25,000         24,745,000
   5.410% 11/15/99 .......................             61,700         61,004,590
Trident Capital Finance, Inc. 4-2
   5.170% 09/14/99 .......................             75,000         74,859,979
Triple A-1 Funding 4-2
   5.180% 09/20/99 .......................             46,796         46,668,065
                                                                  --------------
                                                                     543,308,239
                                                                  --------------
BANKS--9.0%
AB Spin Tab Swedmortgage 3-A-3
   4.880% 09/07/99 .......................             49,500         49,459,740
   5.350% 11/10/99 .......................             55,000         54,427,847
Abbey National North America 3-A-3
   4.920% 01/31/00 .......................             24,000         23,501,440
   4.910% 02/01/00 .......................             25,000         24,478,313
J.P. Morgan & Co. 3-A-3
   4.830% 09/27/99 .......................             25,000         24,912,792

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
BANKS--(CONTINUED)
San Paolo U.S. Financial Inc. 3-A-3
   4.950% 11/17/99 .......................           $ 20,000     $   19,788,250
Santander Finance, Inc. 3-A-3
   5.180% 10/18/99 .......................             50,000         49,661,861
                                                                  --------------
                                                                     246,230,243
                                                                  --------------
COMMUNICATION EQUIPMENT NEC--0.9%
Alcatel Alsthom Inc. 3-A-3
   5.430% 03/13/00 .......................             25,000         24,268,458
                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.7%
General Electric Co. 3-A-3
   5.110% 09/08/99 .......................             18,000         17,982,115
                                                                  --------------
MOTOR VEHICLES PARTS & ACCESSORIES--1.8%
Eaton Corp. 4-2
   5.180% 10/04/99 .......................             50,000         49,762,583
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--2.2%
Knight-Ridder, Inc. 3-A-3
   4.810% 09/10/99 .......................             10,000          9,987,975
   5.280% 09/24/99 .......................             49,500         49,333,020
                                                                  --------------
                                                                      59,320,995
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
Associates First Capital Corp. 3-A-3
   5.180% 10/19/99 .......................             50,000         49,654,667
                                                                    ------------
RETAIL - DEPARTMENT STORES--2.2%
St. Michael Finance Ltd. 3-A-3
   5.270% 10/12/99 .......................             61,355         60,986,751
                                                                    ------------
SERVICES-EQUIPMENT RENTING & LEASING--0.9%
HD Real Estate Funding Corp. 4-2
   5.720% 02/07/00 .......................             25,000         24,368,417
                                                                    ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--11.4%
Associates First Capital Corp. 3-A-3
   5.150% 10/18/99 .......................             43,600         43,306,850
Finova Capital Corp. 3-A-3
   5.100% 09/10/99 .......................             55,000         54,929,875
   5.350% 10/08/99 .......................             40,000         39,780,056

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--(CONTINUED)
General Electric Capital International
   3-A-3
   5.240% 09/17/99 .......................           $  75,000    $   74,825,333
Heller Financial, Inc. 3-A-3
   5.200% 09/02/99 .......................             25,000         24,996,389
   5.250% 09/13/99 .......................             25,000         24,956,250
   5.220% 09/16/99 .......................             50,000         49,891,250
                                                                  --------------
                                                                     312,686,003
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,550,904,720) .............                         1,550,904,720
                                                                  --------------
MUNICIPAL BONDS--2.6%
FLORIDA--0.1%
Coral Springs, VRDN IDR (Suntrust)(DAGGER)
   5.400% 09/01/99 .......................              2,300          2,300,000
                                                                  --------------
GEORGIA--0.3%
De Kalb County Development
   Authority VRDN Series 1995 B
   (Emory University Project)(DAGGER)
   5.350% 09/07/99 .......................              9,485          9,485,000
                                                                    ------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   5.350% 09/01/99 .......................              4,400          4,400,000
                                                                    ------------
INDIANA--0.1%
Bremen, Inc. TARN VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.400% 09/02/99 .......................              2,390          2,390,000
                                                                    ------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Credit
   Lyonnais)(DAGGER)
   5.350% 09/01/99 .......................              4,200          4,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
MISSISSIPPI--0.9%
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   Sun Bank, N.A., Orlando(DAGGER)
   5.400% 09/07/99 ...........................       $  5,400     $    5,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   5.400% 09/07/99 ...........................          5,600          5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series1994(DAGGER)
   5.350% 09/01/99 ...........................         14,000         14,000,000
                                                                  --------------
                                                                      25,000,000
                                                                  --------------
NORTH CAROLINA--0.3%
City of Asheville Tax Corp. VRDN(DAGGER)
   5.350% 09/01/99 ...........................          8,900          8,900,000
                                                                  --------------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   5.350% 09/01/99 ...........................         14,800         14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $71,475,000) ....................                        71,475,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--21.6%
ASSET BACKED SECURITIES--5.6%
Asset Securitization Corp.(DAGGER)
   5.473% 09/27/99 ...........................         35,000         34,996,596
SMM Trust 1998-B(DAGGER)
   5.204% 09/15/99 ...........................         80,000         80,000,000
SMM Trust 1999-E(DAGGER)
   5.323% 10/05/99 ...........................         37,500         37,500,000
                                                                  --------------
                                                                     152,496,596
                                                                  --------------

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
BANKS--9.5%
Bayerische Hypo-Und Vereinsbank(DAGGER)
   5.186% 09/14/99 ...........................       $ 74,500     $   74,472,398
   5.186% 09/15/99 ...........................         50,000         49,972,065
Key Bank N.A.(DAGGER)
   5.035% 09/14/99 ...........................         35,000         34,983,788
   5.576% 11/26/99 ...........................         50,000         50,000,000
Royal Bank of Canada(DAGGER)
   5.156% 09/14/99 ...........................         50,000         49,998,753
                                                                  --------------
                                                                     259,427,004
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--5.6%
American Honda Finance Corp.(DAGGER)
   5.293% 11/04/99 ...........................         10,000          9,995,308
   5.340% 11/08/99 ...........................         30,000         29,983,321
   5.535% 11/17/99 ...........................         30,000         30,001,938
   5.430% 11/24/99 ...........................         44,600         44,593,706
   5.486% 11/26/99 ...........................         15,000         14,998,545
General Motors Acceptance Corp.(DAGGER)
   5.270% 10/20/99 ...........................         24,500         24,487,125
                                                                  --------------
                                                                     154,059,943
                                                                  --------------
SECURITY BROKERS & DEALERS--0.9%
Morgan Stanley Dean Witter & Co.(DAGGER)
   5.260% 10/14/99 ...........................         25,000         25,000,000
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $590,983,543) ...................                       590,983,543
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ...........................          7,500          7,499,928
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,928) .....................                         7,499,928
                                                                  --------------
TIME DEPOSITS--3.7%
Bank Brussels Lambert
   5.656% 09/01/99 ...........................        100,000        100,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $100,000,000) ...................                       100,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
REPURCHASE AGREEMENTS--0.3%
J.P. Morgan Securities Inc.
   (Agreement dated 08/31/99 to
   be repurchased at $9,401,449
   collateralized by $10,760,754
   par Government National
   Mortgage Association at rates
   of 6.00% and 6.50% due 08/15/29
   and 09/20/28. Market Value
   of collateral is $9,682,001.)
   5.550% 09/01/99 ...........................       $  9,400     $    9,400,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,400,000) .....................                         9,400,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,731,628,284*) ....................                     2,731,628,284
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ......................                         7,492,047
                                                                  --------------
NET ASSETS (Applicable to
   360,146,407 Bedford shares,
   130,925 Cash Preservation
   shares, 1,088,418,203
   Janney Montgomery Scott
   shares, 841,894,150 Sansom
   Street shares, 230,052,052
   Select Shares, 218,533,823
   Principal Shares, and 800
   other shares)--100% .......................                    $2,739,120,331
                                                                  ==============
NET ASSET VALUE, Offering and
   redemption price per share
   ($2,739,120,331 (DIVIDE) 2,739,176,360)                                 $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.
(DAGGER) Variable  Rate  Obligations  -- The rate shown is the rate as of August
         31, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
IDR ..............................................Industrial Development Revenue
TARN ...............................................Taxable Adjustable Rate Note

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
MUNICIPAL BONDS--102.2%
ALABAMA--0.9%
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN (AMBAC Insurance)(DAGGER)
   3.350% 09/07/99 ...........................       $  2,270     $    2,270,000
                                                                  --------------
ALASKA--0.1%
Valdez, Marine Terminal RB (Exxon
   Pipeline Co. Project) DN(DAGGER)
   2.950% 09/01/99 ...........................            300            300,000
                                                                  --------------
CALIFORNIA--1.9%
California Higher Education Student
   Loan RB Series D-2 MB (Dresdner
   Bank LOC)(DOUBLE DAGGER)
   3.500% 04/01/00 ...........................          5,000          5,000,000
                                                                  --------------
COLORADO--0.4%
Douglas County School District TAN
   4.500% 06/30/00 ...........................          1,000          1,007,227
                                                                  --------------
CONNECTICUT--1.0%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project) Series
   1993 C MB (FGIC Insurance)(DOUBLE DAGGER)
   3.380% 01/01/00 ...........................          2,700          2,700,000
                                                                  --------------
FLORIDA--1.9%
Greater Orlando Aviation Authority
   Airport Facilities Subordinated
   Series A TECP (Morgan Guaranty
   Trust LOC)(DOUBLE DAGGER)
   3.540% 12/15/99 ...........................          5,104          5,104,000
                                                                  --------------
GEORGIA--8.9%
Bulloch County, Development
   Authority of, Tax-Exempt Adjustable
   Mode IDA RB (Gold Kist Inc.
   Project) DN (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................          5,700          5,700,000
Burke County Development Authority
   PCR RB (Oglethorpe Power
   Corporation Vogtle) MB(DOUBLE DAGGER)
   3.450% 11/28/99 ...........................          3,600          3,600,000

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
GEORGIA--(CONTINUED)
Burke County Development Authority
   RB (Oglethorpe Power Corp. Vogtle
   Project) Series 1996 MB(DOUBLE DAGGER)
   3.350% 11/01/99 ...........................       $  4,000     $    4,000,000
Gulf Coast IDA Solid Waste Disposal
   Facility Citgo Project Series 1994
   DN (Wachovia LOC)(DAGGER)
   3.100% 09/01/99 ...........................          2,100          2,100,000
McDuffie County, Development
   Authority of, Waste Disposal RB
   (Temple-Inland Forest Products
   Corporation) TECP 1998
   4.050% 10/21/99 ...........................          2,500          2,500,000
Monroe County Development Authority
   PCR RB (Oglethorpe Power
   Corporation, Scherer Project) MB(DOUBLE DAGGER)
   3.450% 11/28/99 ...........................          5,615          5,615,000
                                                                  --------------
                                                                      23,515,000
                                                                  --------------
ILLINOIS--9.8%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding
   Bonds (General Binding Corp.
   Project) 1988 DN (ABN AMRO
   Bank N.V. LOC)(DAGGER)
   3.650% 09/07/99 ...........................          1,600          1,600,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project) 1993B MB(DOUBLE DAGGER)
   3.200% 12/01/99 ...........................          5,575          5,575,000
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN
   (ABN Amro Bank LOC)(DAGGER)
   3.750% 09/07/99 ...........................          2,100          2,100,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project)/
   (Lasalle National Bank LOC) DN(DAGGER)
   3.370% 09/07/99 ...........................            950            950,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank N.V.
   LOC) TECP(DOUBLE DAGGER)
   3.650% 02/22/00 ...........................          2,000          2,000,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ILLINOIS--(CONTINUED)
Illinois Health Facilites Authority TECP
   (Children's Memorial Hospital)
   Series A (First National Bank
   Chicago LOC)(DOUBLE DAGGER)
   3.500% 11/30/99 ...........................         $  2,000     $  2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB(DOUBLE DAGGER)
   3.200% 10/05/99 ...........................            4,000        4,000,000
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp.) Series A(DOUBLE DAGGER)
   3.550% 07/31/00 ...........................            6,000        6,000,000
Lake County IDA RB (Northpoint
   Project) AMT DN (Banc One N.A.
   LOC)(DAGGER)
   3.350% 09/07/99 ...........................              500          500,000
Plainfield, Village of, IDA RB Series
   1997 (Plainfield Moldings, Inc.
   Project) DN (Algemene LOC)(DAGGER)
   3.370% 09/07/99 ...........................            1,275        1,275,000
                                                                    ------------
                                                                      26,000,000
                                                                    ------------
INDIANA--11.3%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN (Society
   National Bank of Cleveland LOC)(DAGGER)
   3.450% 09/07/99 ...........................            5,000        5,000,000
Crawfordsville Industrial Economic
   Development RB (Pedcor
   Investments-Shady Knoll
   Apartments Project) DN (Federal
   Home Loan Bank LOC)(DAGGER)
   3.350% 09/07/99 ...........................            3,365        3,365,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................            2,900        2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................            2,000        2,000,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
INDIANA--(CONTINUED)
Indiana Development Finance
   Authority IDA RB (Enterprise Center
   IV Project) DN (LOC Society
   National Bank Cleveland)(DAGGER)
   3.370% 09/07/99 ...........................         $  2,600     $  2,600,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN (ABN Amro
   Bank LOC)(DAGGER)
   3.370% 09/07/99 ...........................            4,900        4,900,000
Indiana Development Finance
   Authority Pollution Control
   Refunding RB (Southern Indiana
   Gas and Electric Co.)
   Series 1998A MB(DOUBLE DAGGER)
   3.000% 03/01/00 ...........................            2,900        2,900,000
Indiana State Development Finance
   Authority Economic Development
   RB DN (Saroyan Hardwoods Inc.
   Project) (Banc One Funding
   Corp. LOC)(DAGGER)
   3.420% 09/07/99 ...........................            1,700        1,700,000
Portage Economic Development RB
   (Breckenridge Apartments Project)
   DN (Comerica Bank Detroit LOC)(DAGGER)
   3.500% 09/07/99 ...........................            4,650        4,650,000
                                                                    ------------
                                                                      30,015,000
                                                                    ------------
IOWA--1.9%
Iowa Finance Authority RB
   (Northcrest Inc. Project) DN
   (Norwest Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            5,145        5,145,000
                                                                    ------------
KANSAS--1.2%
Wyandotte County Kansas City
   Municipal G.O. Notes Series AAAA
   3.300% 02/01/00 ...........................            2,096        2,096,147
Wyandotte County Kansas City
   Municipal G.O. Notes Series YYY
   3.300% 02/01/00 ...........................            1,020        1,020,194
                                                                    ------------
                                                                       3,116,341
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
KENTUCKY--3.1%
Henderson Industrial Building RB
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................         $  3,151     $  3,151,000
Kentucky State Housing Corp. RAN
   Series C(DOUBLE DAGGER)
   3.200% 12/31/99 ...........................            2,000        2,000,000
Pulaski County Solid Waste Disposal
   Facilities PCR RB (East Kentucky
   Power) Series B MB(DOUBLE DAGGER)
   3.550% 02/15/00 ...........................            3,000        3,000,000
                                                                    ------------
                                                                       8,151,000
                                                                    ------------
MARYLAND--1.2%
Community Development
   Administration Multi-Family
   Development RB (Avalon Ridge
   Apartments) 97 DN (FNMA LOC)(DAGGER)
   3.200% 09/07/99 ...........................            3,115        3,115,000
                                                                    ------------
MASSACHUSETTS--1.5%
Commonwealth of Massachusetts
   Federal Highway Grant Anticipation
   Notes 1998 Series A Trust Receipt
   DN (National Westminster LOC)(DAGGER)
   3.300% 09/01/99 ...........................              900          900,000
Whiteman-Hanson Regional School
   District BAN
   3.740% 07/07/00 ...........................            1,000        1,001,958
Whiteman-Hanson Regional School
   District BAN
   3.500% 03/24/00 ...........................            2,000        2,003,244
                                                                    ------------
                                                                       3,905,202
                                                                    ------------
MICHIGAN--1.3%
Benton Harbor Area School District
   BAN
   4.000% 08/31/00 ...........................            1,000        1,002,890
Swartz Creek Michigan Community
   Schools State Aid Anticipation
   Notes G.O. Notes
   3.600% 05/17/00 ...........................            2,500        2,503,406
                                                                    ------------
                                                                       3,506,296
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
MINNESOTA--0.1%
Minneapolis G.O. Series 1995B DN
   (Bayerische Landesbank
   Girozentrale LOC)(DAGGER)
   3.150% 09/07/99 ...........................         $    300     $    300,000
                                                                    ------------
MISSISSIPPI--0.4%
Jackson County, Port Facilities
   Revenue Refunding Bonds
   (Chevron Corp. USA Income
   Project) DN(DAGGER)
   2.950% 09/01/99 ...........................            1,100        1,100,000
                                                                    ------------
MISSOURI--0.5%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN (Bank of
   New York LOC)(DAGGER)
   3.470% 09/07/99 ...........................              400          400,000
Missouri Health & Educational Facility
   Authority Health Facility RB DN
   (Sisters of Mercy)(DAGGER)
   3.250% 09/07/99 ...........................            1,000        1,000,000
                                                                    ------------
                                                                       1,400,000
                                                                    ------------
NEBRASKA--1.5%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN (Bank of Tokyo LOC)(DAGGER)
   4.600% 09/07/99 ...........................            3,800        3,800,000
                                                                    ------------
NEW HAMPSHIRE--1.1%
New Hampshire State Business
   Finance Authority PCR RB
   (New England Power Co. Project)
   Series 1990A TECP
   3.400% 10/26/99 ...........................            3,000        3,000,000
                                                                    ------------
NEW JERSEY--3.6%
Carlstadt County BAN
   3.350% 03/29/00 ...........................            1,000        1,001,110
Cedar Grove Township G.O.
   Series 1999 BAN
   3.500% 03/07/00 ...........................            2,292        2,296,557
Essex County Improvement
   Authority BAN
   3.500% 03/31/00 ...........................            2,000        2,003,927

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NEW JERSEY--(CONTINUED)
Hillside Township BAN
   3.625% 03/08/00 ...........................         $  2,210     $  2,215,250
New Jersey Economic Development
   Authority Economic Development
   RB (J. Jams Realty Co.) DN
   (First Union National Bank LOC)(DAGGER)
   3.250% 09/07/99 ...........................              470          470,000
West Deptford G.O. Series 1999 BAN
   4.250% 01/18/00 ...........................            1,500        1,503,633
                                                                    ------------
                                                                       9,490,477
                                                                    ------------
NEW YORK--5.9%
Dormitory Authority - State of New
   York DN (Cornell University )(DAGGER)
   2.950% 09/01/99 ...........................            4,150        4,150,000
Long Island Power Authority Electric
   System Subordinate RB DN
   (Credit Suisse LOC)(DAGGER)
   2.800% 09/07/99 ...........................              700          700,000
Nassau County Industry Development
   Agency (Winthrop University
   Hospital Project) DN (Morgan
   Guaranty LOC)(DAGGER)
   2.950% 09/07/99 ...........................              300          300,000
New York City G.O. DN 1992 Series D
   (FGIC Insurance)(DAGGER)
   3.000% 09/07/99 ...........................              100          100,000
New York City G.O. Series 1993B DN
   (FGIC Insured)(DAGGER)
   3.500% 09/01/99 ...........................              700          700,000
New York City G.O. DN (Mitsubishi
   Bank LOC) VRDN(DAGGER)
   3.150% 09/07/99 ...........................            3,200        3,200,000
New York City Housing Development
   Corp. Multi-Family Mortgage RB DN
   (Jennings Street) (Fleet National
   Bank LOC)(DAGGER)
   3.200% 09/07/99 ...........................              400          400,000
New York City, G.O. Bonds DN(DAGGER)
   3.500% 09/07/99 ...........................              200          200,000
New York Local Government
   Assistance Corp. RB DN(Canadian
   Imperial Bank LOC)(DAGGER)
   3.100% 09/07/99 ...........................            1,600        1,600,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NEW YORK--(CONTINUED)
Niagara County IDA Solid Waste
   Disposal RB Series B DN American
   Re-Fuel (Wachovia LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  2,500     $  2,500,000
Oswego, County Of, IDA RB (Crysteel
   Manufacturing, Inc. Project) DN
   (Key Corp. Bank N.A. LOC)(DAGGER)
   3.450% 09/07/99 ...........................            1,700        1,700,000
                                                                    ------------
                                                                      15,550,000
                                                                    ------------
NORTH CAROLINA--7.5%
Charlotte-Mecklenburg Hospital
   Authority Health Care RB DN(DAGGER)
   3.200% 09/07/99 ...........................            7,000        7,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.200% 09/07/99 ...........................            4,000        4,000,000
North Carolina Health Care
   Series 1985 DN (MBIA Insurance)(DAGGER)
   3.200% 09/07/99 ...........................              200          200,000
North Carolina Medical Care
   Commission (Baptist Hospital
   Project) Series 1992B DN(DAGGER)
   3.300% 09/07/99 ...........................              700          700,000
Raleigh-Durham Airport Authority
   Special Facility Refunding RB
   (American Airlines, Inc. Project)
   Series 1995B DN (Royal Bank of
   Canada LOC)(DAGGER)
   3.000% 09/01/99 ...........................              500          500,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987 DN
   (First Union Bank LOC)(DAGGER)
   3.250% 09/07/99 ...........................            5,700        5,700,000
Wilkes County Industrial Facilities
   and Pollution Control Financing
   Authority RB (Schas Circular
   Industries, Inc. Project) Series
   1997A DN (Marine Midland LOC)(DAGGER)
   3.400% 09/07/99 ...........................            1,900        1,900,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
NORTH DAKOTA--0.4%
North Dakota State Housing Finance
   Authority Home Mortgage RB
   Series C MB (FGIC Insurance LOC)(DOUBLE DAGGER)
   3.200% 04/01/00 ...........................         $  1,000     $  1,000,000
                                                                    ------------
OHIO--3.3%
Allen City BAN
   3.350% 04/13/00 ...........................            2,000        2,001,783
Butler County BAN
   3.550% 10/21/99 ...........................            1,000        1,000,530
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)(DAGGER)
   3.000% 09/07/99 ...........................              300          300,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN (National
   City Bank of Cleveland LOC)(DAGGER)
   3.500% 09/07/99 ...........................            1,840        1,840,000
Montgomery County Variable Rate
   Healthcare Facilities RB Series
   1998 DN (National City Bank of
   Cleveland LOC)(DAGGER)
   3.300% 09/07/99 ...........................              770          770,000
Newark G.O. Series 1999 BAN
   3.300% 09/10/99 ...........................            1,000        1,000,060
Union Township G.O. Notes
   3.770% 05/26/00 ...........................            1,850        1,856,150
                                                                    ------------
                                                                       8,768,523
                                                                    ------------
OKLAHOMA--1.8%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN (Bank
   One of Milwaukee LOC)(DAGGER)
   3.420% 09/07/99 ...........................            2,865        2,865,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN (Bank of Nova Scotia
   LOC)(DAGGER)
   3.400% 09/07/99 ...........................            2,000        2,000,000
                                                                    ------------
                                                                       4,865,000
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
OREGON--0.6%
Portland Multi-Family Housing RB
   Village of Lovejoy Fountain DN
   (Key Corp. Bank N.A. LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  1,600     $  1,600,000
                                                                    ------------
PENNSYLVANIA--1.9%
Pennsylvania Economic Development
   Financing Authority RB
   (International Business
   Systems Project) Series B-4 DN
   (First Union National Bank of North
   Carolina LOC)(DAGGER)
   3.400% 09/07/99 ...........................            5,130        5,130,000
                                                                    ------------
PUERTO RICO--0.7%
Puerto Rico Government Development
   Bank Series 1985 DN (Credit
   Suisse LOC)(DAGGER)
   2.850% 09/07/99 ...........................            1,200        1,200,000
Puerto Rico Industrial, Tourist,
   Educational, Medical &
   Environmental Control Facilities RB
   (Ana G Mendez University System
   Project) Series 1998 DN (Banco de
   Santander LOC)(DAGGER)
   2.900% 09/07/99 ...........................              500          500,000
                                                                    ------------
                                                                       1,700,000
                                                                    ------------
RHODE ISLAND--0.6%
Rhode Island Housing and Mortgage
   Finance Corp. Homeownership
   Opportunity Bonds Series 24-B MB(DOUBLE DAGGER)
   3.150% 12/15/99 ...........................            1,700        1,700,000
                                                                    ------------
SOUTH CAROLINA--4.9%
Berkeley County IDA RB (Nucor Corp.)
   Series 1998 DN(DAGGER)
   3.350% 09/07/99 ...........................            2,400        2,400,000
Chesterfield County IDA RB (Culp,
   Inc.) DN (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................            4,300        4,300,000

                 See Accompanying Notes to Financial Statements.

                             CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1999

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
SOUTH CAROLINA--(CONTINUED)
Marlboro County Solid Waste
   Disposal Facilities RB (Willamette
   Industries, Inc. Project) DN
   (Deutsche Bank LOC)(DAGGER)
   3.300% 09/07/99 ...........................         $  1,100     $  1,100,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN (ABN AMRO Bank N.V.
   LOC)(DAGGER)
   3.370% 09/07/99 ...........................            1,100        1,100,000
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN
   (Wachovia LOC)(DAGGER)
   3.350% 09/07/99 ...........................            1,000        1,000,000
South Carolina Jobs Economic
   Development Authority (Ellcon
   National Inc. Project) Series
   1998B DN (First Union National
   Bank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            3,000        3,000,000
                                                                    ------------
                                                                      12,900,000
                                                                    ------------
TEXAS--6.5%
Brazos River Harbor Navigation
   District of Brazoria County, PCR RB
   (The Dow Chemical Co. Project)
   1988 TECP
   3.400% 10/29/99 ...........................            9,980        9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN (National City
   Bank of Cleveland LOC)(DAGGER)
   3.500% 09/07/99 ...........................            1,300        1,300,000
Texas State TRAN
   4.500% 08/31/00 ...........................            6,000        6,046,260
                                                                    ------------
                                                                      17,326,260
                                                                    ------------
UTAH--0.4%
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing
   Program)(DAGGER)
   3.250% 09/07/99 ...........................            1,000        1,000,000
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
VIRGINIA--9.0%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN
   (AMBAC Insurance LOC)(DAGGER)
   3.250% 09/07/99 ...........................         $  5,965     $  5,965,000
Metropolitan Washington DC Airport
   Authority (Bank of America LOC)
   TECP
   3.400% 09/27/99 ...........................           14,000       14,000,000
Virginia Small Business Financing
   Authority (Ennestone Inc.) DN
   (Wachovia LOC)(DAGGER)
   3.300% 09/07/99 ...........................            4,000        4,000,000
                                                                    ------------
                                                                      23,965,000
                                                                    ------------
WASHINGTON--0.9%
Grant County, Industrial Development
   Corp. of Port District No.1
   (Dodson Road Orchards, L.L.C.
   Project) 1998 DN (Key Corp. Bank
   N.A. LOC)(DAGGER)
   3.300% 09/07/99 ...........................            2,405        2,405,000
                                                                    ------------
WISCONSIN--4.2%
   Amery IDA RB (Plastech Corp.)
   Series 1997 DN (U.S. Bank, N.A.
   LOC)(DAGGER)
   3.500% 09/07/99 ...........................            2,000        2,000,000
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN (Banc One Funding
   Corp. LOC)(DAGGER)
   3.420% 09/07/99 ...........................            4,390        4,390,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project) DN(DAGGER)
   3.420% 09/07/99 ...........................            2,345        2,345,000
Wisconsin Rapids City IDA RB (Theile
   Kaolin of Wisconsin, Inc. Project)
   DN (Sunbank LOC)(DAGGER)
   3.400% 09/07/99 ...........................            2,250        2,250,000
                                                                    ------------
                                                                      10,985,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $270,835,326) ...................                       270,835,326
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1999

                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--102.2%
   (Cost $270,835,326*) ......................                      $270,835,326
                                                                    ------------
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(2.2%) .........................                       (5,803,862)
                                                                    ------------
NET ASSETS (Applicable to
150,350,026  Bedford shares,
214,372 Cash Preservation
shares, 114,540,864 Janney
Montgomery Scott shares
and 800 other shares)--100% ..................                      $265,031,464
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($265,031,464 (DIVIDE) 265,106,062) .......                             $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.
(DAGGER) Variable  Rate Demand  Notes -- The rate shown is the rate as of August
         31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1999


                                                                   MUNICIPAL
                                              MONEY MARKET        MONEY MARKET
                                               PORTFOLIO           PORTFOLIO
                                              ------------        ------------
Investment Income
Interest .................................    $136,764,907         $9,200,933
                                              ------------         ----------
Expenses
   Distribution fees .....................      10,596,485          1,650,584
   Investment advisory fees ..............       9,552,406            955,350
   Administration fees ...................              --            276,787
   Transfer agent fees ...................       2,501,558            106,450
   Service organization fees .............         572,331                 --
   Printing fees .........................         545,693             50,127
   Custodian fees ........................         417,907             59,688
   Legal fees ............................         240,567             12,290
   Registration fees .....................         225,000            108,000
   Audit fees ............................         142,476             19,958
   Directors' fees .......................          71,775              6,936
   Insurance expense .....................          33,113              3,217
   SEC fees ..............................           2,611              1,869
   Miscellaneous .........................             326              4,072
                                              ------------         ----------
                                                24,902,248          3,255,328
   Less fees waived and reimbursed .......      (3,795,799)          (826,004))
                                              ------------         ----------
        Total expenses ...................      21,106,449          2,429,324
                                              ------------         ----------
Net investment income ....................     115,658,458          6,771,609
                                              ------------         ----------
Realized gain (loss) on investments ......          72,320                 --
                                              ------------         ----------
Net increase in net assets resulting
from operations ..........................    $115,730,778         $6,771,609
                                              ============         ==========

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Municipal Money
                                        MONEY MARKET PORTFOLIO              MARKET PORTFOLIO
                                    --------------------------------  --------------------------------
                                         FOR THE         FOR THE          FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                    AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1999  AUGUST 31, 1998
                                    ---------------  ---------------  ---------------  ---------------
Increase (decrease)
  in net assets:
Operations:
  Net investment income .........    $  115,658,458   $  127,866,778    $  6,771,609     $  9,017,840
  Net gain (loss) on
    investments .................            72,320          (95,478)             --           (3,055)
                                     --------------   --------------    ------------     ------------
  Net increase in net
    assets resulting
    from operations .............       115,730,778      127,771,300       6,771,609        9,014,785
                                     --------------   --------------    ------------     ------------
Distributions to
  shareholders:
Dividends to
  shareholders from
  net investment income:
    Bedford shares ..............       (28,089,918)     (56,898,248)     (3,903,796)      (5,548,854)
    Bradford shares .............                --               --              --         (405,975)
    Cash Preservation shares ....            (7,069)         (10,274)         (4,151)          (2,738)
    Janney Montgomery Scott
      shares ....................       (43,156,041)     (38,111,646)     (2,863,662)      (3,060,273)
    Principal shares ............        (2,455,484)              --              --               --
    Sansom Street shares ........       (36,008,586)     (32,846,610)             --               --
    Select shares ...............        (5,941,360)              --              --               --
                                     --------------   --------------    ------------     ------------
                                       (115,658,458)    (127,866,778)     (6,771,609)      (9,017,840)
Distribution in excess
  of net investment income:
    Bedford shares ..............            (2,671)          (7,165)             --               --
    Cash Preservation shares ....                (1)              (1)             --               --
    Janney Montgomery Scott
      shares ....................            (2,921)          (3,979)             --               --
    Sansom Street shares ........            (2,010)          (2,838)             --               --
    Select shares ...............              (102)              --              --               --
                                     --------------   --------------    ------------     ------------
                                             (7,705)         (13,983)
      Total dividends to
        shareholders ............      (115,666,163)    (127,880,761)     (6,771,609)      (9,017,840)
                                     --------------   --------------    ------------     ------------
Net capital share transactions ..       423,497,416     (384,357,868)     19,860,650     (242,871,947)
                                     --------------   --------------    ------------     ------------
Total increase/(decrease) in
  net assets ....................       423,562,031     (384,467,329)     19,860,650     (242,875,001)
Net Assets:
  Beginning of year .............     2,315,558,300    2,700,025,629     245,170,814      488,045,815
                                     --------------   --------------    ------------     ------------
  End of year ...................    $2,739,120,331   $2,315,558,300    $265,031,464     $245,170,814
                                     ==============   ==============    ============     ============

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                 MONEY MARKET PORTFOLIO
                                 -------------------------------------------------------
                                   FOR THE  FOR THE    FOR THE    FOR THE     FOR THE
                                     YEAR     YEAR      YEAR        YEAR       YEAR
                                     ENDED    ENDED     ENDED       ENDED      ENDED
                                 AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,  AUGUST 31,
                                     1999     1998       1997       1996       1995
                                 ---------- ---------- ---------- ---------- ----------
Net asset value, beginning
  of year ......................... $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                    -------    -------    -------    -------    -------
Income from investment
  operations:
  Net investment income ...........  0.0427     0.0474     0.0464     0.0471     0.0487
                                    -------    -------    -------    -------    -------
    Total from investment
      operations ..................  0.0427     0.0474     0.0464     0.0471     0.0487
                                    -------    -------    -------    -------    -------
Less distributions
  Dividends (from net investment
    income) ....................... (0.0427)   (0.0474)   (0.0464)   (0.0471)   (0.0487)
                                    -------    -------    -------    -------    -------
    Total distributions ........... (0.0427)   (0.0474)   (0.0464)   (0.0471)   (0.0487)
                                    -------    -------    -------    -------    -------
Net asset value, end of year ...... $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                    =======    =======    =======    =======    =======
Total Return ......................   4.36%      4.86%      4.74%      4.81%      4.98%
Ratios/Supplemental Data
  Net assets,
    end of year (000) ............. $   131    $   226    $   242    $   202    $   236
  Ratios of expenses to average
    net assets ....................  .95%(a)    .95%(a)    .95%(a)    .95%(a)    .95%(a)
  Ratios of net investment income
    to average net assets .........   4.27%      4.74%      4.64%      4.71%      4.87%


                                                MUNICIPAL MONEY MARKET PORTFOLIO
                                 -------------------------------------------------------------
                                  FOR THE     FOR THE     FOR THE      FOR THE      FOR THE
                                    YEAR        YEAR        YEAR         YEAR         YEAR
                                    ENDED      ENDED        ENDED        ENDED       ENDED
                                  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,
                                    1999        1998        1997         1996         1995
                                  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning
  of year .........................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment income ...........   0.0234      0.0274      0.0272      0.0274      0.0281
                                     -------     -------     -------     -------     -------
    Total from investment
      operations ..................   0.0234      0.0274      0.0272      0.0274      0.0281
                                     -------     -------     -------     -------     -------
Less distributions
  Dividends (from net investment
    income) .......................  (0.0234)    (0.0274)    (0.0272)    (0.0274)    (0.0281)
                                     -------     -------     -------     -------     -------
    Total distributions ...........  (0.0234)    (0.0274)    (0.0272)    (0.0274)    (0.0281)
                                     -------     -------     -------     -------     -------
Net asset value, end of year ......  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                     =======     =======     =======     =======     =======
Total Return ......................    2.37%       2.82%       2.76%       2.78%       2.84%
Ratios/Supplemental Data
  Net assets,
    end of year (000) .............  $   214     $    92     $    97     $  116      $  161
  Ratios of expenses to average
    net assets ....................   .98%(a)     .98%(a)     .98%(a)     .98%(a)     .98%(a)
  Ratios of net investment income
    to average net assets .........    2.34%       2.78%       2.72%       2.74%       2.81%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been been 9.56%, 9.84%, 10.68%, 12.08%, and 9.34% for the years ended
     August 31, 1999, 1998, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 11.80%, 23.15%, 26.58%, 19.20%, and 10.80% for the years ended
     August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Cash Preservation Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families", nine of which have begun investment operations: the Principal Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Family, the n/i numeric investors Family, the Boston Partners Family and the Schneider Family. The Cash Preservation Family represents interests in the Money Market Portfolio and Municipal Money Market Portfolio, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, serves as investment adviser to the portfolio described herein and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC have entered into a delegation agreement, whereas PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE

  -----------------------------   --------------------------------------------
  Money Market and Government      .45% of first $250 million of net assets;
    Obligations Money Market       .40% of next $250 million of net assets;
    Portfolios                     .35% of net assets in excess of $500 million.
  Municipal Money Market and       .35% of first $250 million of net assets;
    New York Municipal Money       .30% of next $250 million of net assets;
    Market Portfolios              .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1999, advisory fees and waivers for the investment portfolios were as follows:

                                       GROSS                          NET
                                     ADVISORY                       ADVISORY
                                        FEE           WAIVER          FEE
                                    ----------     -----------     ----------
  Money Market Portfolio            $9,552,406     $(2,971,645)    $6,580,761
  Municipal Money Market Portfolio     955,350        (716,746)       238,604

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the net operating and management expenses exceed the expense cap. For the year ended August 31, 1999 the reimbursed expenses were $819,409 and $102,998 for the Money Market Portfolio and Municipal Money Market Portfolio, respectively.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of PNC Bank Corp.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1999, transfer agency fees and waivers for each class of shares within the two investment portfolios were as follows:
                                      GROSS                             NET
                                 TRANSFER AGENCY                 TRANSFER AGENCY
                                       FEE            WAIVER            FEE
                                 ---------------  -------------  ---------------
Money Market Portfolio
     Bedford Class                 $  366,050        $    --        $  366,050
     Cash Preservation Class            5,156         (4,745)              411
     Janney Montgomery
        Scott Class                 1,679,402             --         1,679,402
     Principal Class                    1,950             --             1,950
     Sansom Street Class              444,751             --           444,751
     Select                             4,249             --             4,249
                                   ----------        -------        ----------
        Total Money Market
           Portfolio               $2,501,558        $(4,745)       $2,496,813
                                   ==========        =======        ==========
Municipal Money Market
   Portfolio
     Bedford Class                  $  26,196        $    --        $   26,196
     Cash Preservation
        Class                           6,831         (6,260)              571
     Janney Montgomery
        Scott Class                    73,423             --            73,423
                                   ----------        -------        ----------
        Total Municipal Money
           Market Portfolio        $  106,450        $(6,260)       $  100,190
                                   ==========        =======        ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1999, administration fee for the portfolio was as follows:
                                                 ADMINISTRATION
                                                       FEE
                                                 --------------
     Municipal Money Market Portfolio               $276,787

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the two investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal, and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1999, distribution fees for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
          Money Market Portfolio
              Bedford Class                                          $ 3,832,958
              Cash Preservation Class                                        657
              Janney Montgomery Scott Class                            6,150,849
              Principal Class                                            225,438
              Sansom Street Class                                        386,583
                                                                     -----------
                  Total Money Market Portfolio                       $10,596,485
                                                                     ===========
          Municipal Money Market Portfolio
              Bedford Class                                          $   951,897
              Cash Preservation Class                                        716
              Janney Montgomery Scott Class                              697,971
                                                                     -----------
                  Total Municipal Money Market Portfolio             $ 1,650,584
                                                                     ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1999 service organization fees were $572,331 for the Money Market Portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 3. CAPITAL SHARES
     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                            MUNICIPAL MONEY
                                    MONEY MARKET PORTFOLIO                  MARKET PORTFOLIO
                              ----------------------------------  ----------------------------------
                                  FOR THE            FOR THE           FOR THE           FOR THE
                                YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                              AUGUST 31, 1999    AUGUST 31, 1998   AUGUST 31, 1999   AUGUST 31, 1998
                              ----------------  ----------------  ----------------  ----------------
                                   VALUE              VALUE            VALUE              VALUE
                              ----------------  ----------------  ----------------  ----------------
Shares sold:
   Bedford Class               $ 1,676,808,408  $  4,081,920,081     $ 471,166,299   $ 1,250,832,088
   Bradford Class                           --                --                --        59,917,620
   Cash Preservation Class             114,454           113,319           178,689            65,859
   Janney Montgomery
     Scott Class                 4,931,373,936     3,910,533,620       445,130,179       404,988,148
   Principal Class                 318,334,115                --                --                --
   Sansom Street Class           2,907,994,377     2,296,071,622                --                --
   Select Class                  1,439,090,920                --                --                --
                              ----------------  ----------------     -------------  ----------------
    Total Shares Purchased      11,273,716,210    10,288,638,642       916,475,167     1,715,737,856
Shares issued in
  reinvestment of dividends:
   Bedford Class                    28,217,868        56,201,453         3,895,215         5,440,322
   Bradford Class                           --                --                --           427,390
   Cash Preservation Class               7,224            10,291             3,980             2,591
   Janney Montgomery
     Scott Class                    43,272,113        37,882,680         2,871,349         3,071,524
   Principal Class                   2,206,341                --                --                --
   Sansom Street Class              26,800,967        24,189,907                --                --
   Select Class                        347,980                --                --                --
                              ----------------  ----------------     -------------  ----------------
    Total Shares Reinvested        100,852,493       118,284,331         6,770,544         8,941,827
Shares repurchased:
   Bedford Class                (2,107,674,545)   (4,768,237,063)     (472,416,562)   (1,321,667,987)
   Bradford Class                           --                --                --      (226,438,837)
   Cash Preservation Class            (217,053)         (139,525)          (60,295)          (73,397)
   Janney Montgomery
     Scott Class                (4,790,786,046)   (3,780,710,398)     (430,908,204)     (419,437,268)
   Principal Class                (102,006,633)               --                --                --
   Sansom Street Class          (2,741,000,161)   (2,242,193,855)               --                --
   Select Class                 (1,209,386,849)               --                --                --
                              ----------------  ----------------     -------------  ----------------
    Total Shares Repurchased   (10,951,071,287)  (10,791,280,841)     (903,385,061)   (1,967,551,630)
                              ----------------  ----------------     -------------  ----------------
Net increase (decrease)       $    423,497,416  $   (384,357,868)    $  19,860,650   $  (242,871,947)
                              ================  ================     =============  ================
Janney Montgomery
  Cash Preservation
     Shares authorized             500,000,000       500,000,000       500,000,000       500,000,000
                              ================  ================     =============  ================

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 4. NET ASSETS

     At August 31, 1999, net assets consisted of the following:

                                                                 MUNICIPAL
                                               MONEY MARKET   MONEY MARKET
                                                PORTFOLIO      PORTFOLIO
                                              --------------  ------------
Capital paid-in                               $2,739,176,360  $265,050,401
Accumulated net
  realized gain (loss) on investments                (56,029)      (18,937)
                                              --------------  ------------
                                              $2,739,120,331  $265,031,464
                                              ==============  ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 1999 capital loss carryovers were available to offset future realized gains as follows: $18,937 in the Municipal Money Market Portfolio of which, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006.

     The Municipal Money Market Portfolio had $55,760 of capital loss carryover that expired in 1999.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers five other classes of shares representing interest in the Money Market Portfolio: Bedford, Select, Janney Montgomery Scott, Sansom Street, and Principal. The fund currently offers two other classes of shares representing interest in the Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (B)

                                                             MONEY MARKET PORTFOLIO
                            -----------------------------------------------------------------------------------
                                 FOR THE         FOR THE         FOR THE            FOR THE         FOR THE
                                   YEAR            YEAR            YEAR               YEAR            YEAR
                                  ENDED           ENDED           ENDED              ENDED           ENDED
                            AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                            ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year             $   1.00         $   1.00       $     1.00        $    1.00        $   1.00
                                --------         --------       ----------        ----------       --------
Income from investment
  operations:
  Net investment income           0.0425           0.0473           0.0462            0.0469         0.0486
                                --------         --------       ----------        ----------       --------
   Total from investment
     operations                   0.0425           0.0473           0.0462            0.0469         0.0486
                                --------         --------       ----------        ----------       --------
Less distributions
  Dividends (from net
   investment income)            (0.0425)         (0.0473)         (0.0462)          (0.0469)       (0.0486)
                                --------         --------       ----------        ----------       --------
   Total distributions           (0.0425)         (0.0473)         (0.0462)          (0.0469)       (0.0486)
                                --------         --------       ----------        ----------       --------
Net asset value, end of year    $   1.00           $ 1.00       $     1.00        $     1.00       $   1.00
                                ========         --------       ----------        ----------       --------
  Total Return                     4.34%            4.84%            4.72%             4.79%          4.97%
Ratios/Supplemental Data
  Net assets, end of
     year (000)                 $360,123         $762,739       $1,392,911        $1,109,334       $935,821
  Ratios of expenses to
     average net assets           .97%(a)          .97%(a)          .97%(a)           .97%(a)        .96%(a)
  Ratios of net investment
     income to average
     net assets                    4.25%            4.73%            4.62%             4.69%          4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14%, and 1.17%, for the years ended August 31,
         1999, 1998, 1997, 1996, and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15%, 1.15%, 1.14%, 1.12%, and 1.14%, for the years ended
         August 31, 1999, 1998, 1997, 1996, and 1995 respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                                                     MUNICIPAL MONEY MARKET PORTFOLIO
                            -----------------------------------------------------------------------------------
                             FOR THE             FOR THE          FOR THE          FOR THE          FOR THE
                               YEAR                YEAR             YEAR             YEAR            YEAR
                              ENDED               ENDED            ENDED            ENDED            ENDED
                            AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                            ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year            $   1.00         $   1.00         $   1.00         $   1.00          $   1.00
                               --------         --------         --------         --------          --------
Income from investment
  operations:
  Net investment income          0.0243           0.0286           0.0285           0.0288            0.0297
                               --------         --------         --------         --------          --------
   Total from investment
     operations                  0.0243           0.0286           0.0285           0.0288            0.0297
                               --------         --------         --------         --------          --------
Less distributions
  Dividends (from net
   investment income)           (0.0243)         (0.0286)         (0.0285)         (0.0288)          (0.0297)
                               --------         --------         --------         --------          --------
   Total distributions          (0.0243)         (0.0286)         (0.0285)         (0.0288)          (0.0297)
                               --------         --------         --------         --------          --------
Net asset value, end of year   $   1.00         $   1.00         $   1.00         $  1.00           $   1.00
                               --------         --------         --------         --------          --------
  Total Return                    2.46%            2.97%            2.88%            2.92%             3.01%
Ratios/Supplemental Data
  Net assets, end of
     year (000)                $150,278         $147,633         $213,034         $201,940          $198,425
  Ratios of expenses to
     average net assets          .89%(a)          .89%(a)          .85%(a)          .84%(a)           .82%(a)
  Ratios of net investment
     income to average
     net assets                   2.43%            2.86%            2.85%            2.88%             2.97%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14%, and 1.17%, for the years ended August 31,
         1999, 1998, 1997, 1996, and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15%, 1.15%, 1.14%, 1.12%, and 1.14%, for the years ended
         August 31, 1999, 1998, 1997, 1996, and 1995 respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (C)

                                                         MONEY MARKET PORTFOLIO
                                   -----------------------------------------------------------------
                                                                                     FOR THE PERIOD
                                    FOR THE      FOR THE     FOR THE     FOR THE      JUNE 12, 1995
                                     YEAR         YEAR         YEAR       YEAR       (COMMENCEMENT
                                     ENDED        ENDED       ENDED       ENDED     OF OPERATIONS)TO
                                   AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,     AUGUST 31,
                                      1999        1998         1997       1996           1995
                                   ----------    --------   ----------  ----------  ----------------
Net asset value, beginning
  of year or period .............  $     1.00    $   1.00    $   1.00    $   1.00       $   1.00
                                   ----------    --------    --------    --------     ----------
Income from investment
  operations:
  Net investment income .........      0.0422      0.0469      0.0459      0.0465         0.0112
                                   ----------    --------    --------    --------     ----------
      Total from investment
        operations ..............      0.0422      0.0469      0.0459      0.0465         0.0112
                                   ----------    --------    --------    --------     ----------
Less distributions
  Dividends (from net
    investment income) ..........     (0.0422)    (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                   ----------    --------    --------    --------     ----------
      Total distributions .......     (0.0422)    (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                   ----------    --------    --------    --------     ----------
Net asset value, end of
  year or period ................  $     1.00    $   1.00    $   1.00    $   1.00       $   1.00
                                   ==========    ========    ========    ========     ==========
Total Return ....................       4.30%       4.81%       4.69%       4.76%        5.30%(b)
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) ................  $1,088,405    $904,526    $736,855    $561,865       $443,645
  Ratios of expenses to
    average net assets ..........     1.00%(a)    1.00%(a)    1.00%(a)    1.00%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..................       4.22%       4.69%       4.59%       4.65%        5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.21%, 1.22%, 1.23% and 1.23% for the years or period ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(b)      Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (C) (CONTINUED)

                                               MUNICIPAL MONEY MARKET PORTFOLIO
                                   ----------------------------------------------------------------
                                                                                   FOR THE PERIOD
                                    FOR THE      FOR THE     FOR THE    FOR THE     JUNE 12, 1995
                                      YEAR        YEAR        YEAR       YEAR      (COMMENCEMENT
                                     ENDED        ENDED       ENDED      ENDED     OF OPERATIONS) TO
                                   AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,    AUGUST 31,
                                      1999        1998        1997        1996           1995
                                   ----------  ----------  ----------  ----------  -----------------
Net asset value, beginning
  of year or period .............   $   1.00    $  1.00     $  1.00     $  1.00      $      1.00
                                    --------    --------    --------    --------     -----------
Income from investment
  operations:
  Net investment income .........     0.0246      0.0290      0.0285      0.0278          0.0063
                                    --------     -------    --------    --------     -----------
      Total from investment
        operations ..............     0.0246      0.0290      0.0285      0.0278          0.0063
                                    --------     -------    --------    --------     -----------
Less distributions
  Dividends (from net
    investment income) ..........    (0.0246)    (0.0290)    (0.0285)    (0.0278)        (0.0063)
                                    --------     -------    --------    --------     -----------
      Total distributions .......    (0.0246)    (0.0290)    (0.0285)    (0.0278)        (0.0063)
                                    --------     -------    --------    --------     -----------
Net asset value, end of
  year or period ................   $   1.00     $  1.00    $   1.00    $   1.00     $      1.00
                                    ========     =======    ========    ========     ===========
Total Return ....................       2.49%      2.94%       2.89%       2.81%        2.87%(b)
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) ................    $114,539    $97,445    $108,826    $ 89,428     $   113,256
  Ratios of expenses to
    average net assets ..........     0.86%(a)   0.86%(a)    0.85%(a)    0.94%(a)     1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..................       2.46%      2.90%       2.85%       2.78%         2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.20%, 1.16%, 1.13%, 1.23% and 1.30% for the years or periods ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(b)      Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (B)

                                                                             MONEY MARKET PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                                 For the          For the          For the          For the          For the
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED             ENDED            ENDED            ENDED            ENDED
                                             AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year              $   1.00         $   1.00          $   1.00         $   1.00         $   1.00
                                                --------         --------          --------         --------         --------
Income from investment operations:
   Net investment income                          0.0473           0.0520            0.0510           0.0518           0.0543
                                                --------         --------          --------         --------         --------
     Total from investment operations             0.0473           0.0520            0.0510           0.0518           0.0543
                                                --------         --------          --------         --------         --------
Less distributions
   Dividends (from net investment income)        (0.0473)         (0.0520)          (0.0510)         (0.0518)        (0.0543)
                                                --------         --------          --------         --------         --------
     Total distributions                         (0.0473)         (0.0520)          (0.0510)         (0.0518)         (0.0543)
                                                --------         --------          --------         --------         --------
Net asset value, end of year                    $   1.00         $   1.00          $   1.00         $   1.00         $   1.00
                                                ========         ========          ========         ========         ========
Total Return                                       4.83%            5.34%             5.22%            5.30%            5.57%
Ratios/Supplemental Data
   Net assets, end of year                      $841,887         $684,066          $570,018         $524,359         $441,614
   Ratios of expenses to average net assets       .49%(a)          .49%(a)           .49%(a)          .48%(a)          .39%(a)
   Ratios of net investment income to
     average net assets                            4.73%            5.20%             5.10%            5.18%            5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .62%, .64%, .65%, and .59% for the years ended August 31, 1999, 1998,
         1997, 1996 and 1995 respectively.
(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (B)

                                                        MONEY MARKET PORTFOLIO
                                                        ----------------------
                                                            FOR THE PERIOD
                                                          DECEMBER 15, 1998
                                                        TO AUGUST 31, 1999 (C)
                                                        ---------------------
Net asset value, beginning of period ................           $   1.00
                                                                --------
Income from investment operations:
   Net investment income ............................             0.0345
                                                                --------
     Total from investment operations ...............             0.0345
                                                                --------
Less distributions
   Dividends (from net investment income) ...........            (0.0345)
                                                                --------
     Total distributions ............................            (0.0345)
                                                                --------
Net asset value, end of period ......................           $   1.00
                                                                ========
Total Return ........................................           3.50%(e)
Ratios/Supplemental Data
   Net assets, end of period ........................           $230,044
   Ratios of expenses to average net assets .........          .27%(a)(d)
   Ratios of net investment income to
     average net assets .............................            4.82%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% for the period ended August 31, 1999.
(b) Financial highlights relate solely to the Select Class of shares within the portfolio.
(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.
(d)      Annualized.
(e)      Non-Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1999

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (B)

                                                        MONEY MARKET PORTFOLIO
                                                        ----------------------
                                                             FOR THE PERIOD
                                                            JUNE 1, 1999 TO
                                                          AUGUST 31, 1999 (C)
                                                         -------------------
Net asset value, beginning of period                            $   1.00
----------
Income from investment operations:
   Net investment income                                          0.0110
                                                                --------
     Total from investment operations                             0.0110
                                                                --------
Less distributions
   Dividends (from net investment income)                        (0.0110)
                                                                --------
     Total distributions                                         (0.0110)
                                                                --------
Net asset value, end of period                                  $   1.00
                                                                --------
                                                                --------
Total Return                                                     1.10%(e)
Ratios/Supplemental Data
   Net assets, end of period                                    $218,530
   Ratios of expenses to average net assets                    .77%(a)(d)
   Ratios of net investment income to
     average net assets                                          4.36%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85% for the period ended August 31, 1999.
(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.
(c)      On June 1, 1999 the Money  Market  Portfolio's  Principal  Class  began operations.
(d)      Annualized.
(e)      Non-Annualized.
                                       28

                        TAX INFORMATION FOR SHAREHOLDERS

In the twelve months ended August 31, 1999 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 55% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2000, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1999. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

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